Janus Aspen Series

Flexible Bond Portfolio

Balanced Portfolio

Supplement dated December 2, 2015

to Currently Effective Prospectuses

Effective December 31, 2015, the following replaces the corresponding information for each of Flexible Bond Portfolio and Balanced Portfolio (each, a “Portfolio”) as noted below.

1.	The following replaces in its entirety the corresponding information found under “Management” in the Portfolio Summary section of Flexible Bond Portfolio’s Prospectuses:

Portfolio Managers:  Michael Keough is Co-Portfolio Manager of the Portfolio, which he has co-managed since December 2015. Mayur Saigal is Co-Portfolio Manager of the Portfolio, which he has co-managed since December 2015. Gibson Smith, Chief Investment Officer Fixed Income of Janus Capital, is Executive Vice President and Co-Portfolio Manager of the Portfolio, which he has co-managed since May 2007. Darrell Watters is Executive Vice President and Co-Portfolio Manager of the Portfolio, which he has co-managed since May 2007.

2.	The following replaces in its entirety the corresponding information found under “Management” in the Portfolio Summary section of Balanced Portfolio’s Prospectuses:

Portfolio Managers:  Jeremiah Buckley, CFA, is Co-Portfolio Manager of the Portfolio, which he has co-managed since December 2015. Marc Pinto, CFA, is Executive Vice President and Co-Portfolio Manager of the Portfolio, which he has co-managed since May 2005. Mayur Saigal is Co-Portfolio Manager of the Portfolio, which he has co-managed since December 2015. Gibson Smith, Chief Investment Officer Fixed Income of Janus Capital, is Executive Vice President and Co-Portfolio Manager of the Portfolio, which he has co-managed since May 2005. Darrell Watters is Co-Portfolio Manager of the Portfolio, which he has co-managed since December 2015.

3.	The following replaces in its entirety the corresponding information in the “Investment Personnel” section of the Prospectuses related to the portfolio management of each Portfolio:

Flexible Bond Portfolio

Co-Portfolio Managers Michael Keough, Mayur Saigal, Gibson Smith, and Darrell Watters are responsible for the day-to-day management of the Portfolio, with no limitation on the authority of any one co-portfolio manager in relation to the others.

Michael Keough is Co-Portfolio Manager of Flexible Bond Portfolio, which he has co-managed since December 2015. Mr. Keough is also Portfolio Manager of other Janus accounts and also performs duties as a research analyst. He joined Janus Capital in January 2007 as an analyst. Mr. Keough holds a Bachelor’s degree in Business/Management from the United States Air Force Academy.

Mayur Saigal is Co-Portfolio Manager of Flexible Bond Portfolio, which he has co-managed since December 2015. Mr. Saigal is also Portfolio Manager of other Janus accounts. He joined Janus Capital in July 2005 as a fixed-income analyst. Mr. Saigal holds a Bachelor’s degree in Engineering from Mumbai University and a Master’s degree in Business Administration from the Thunderbird School of Global Management.

Gibson Smith is Chief Investment Officer Fixed Income of Janus Capital. He is Executive Vice President and Co-Portfolio Manager of Flexible Bond Portfolio, which he has co-managed since May 2007. Mr. Smith is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 2001 as a fixed-income analyst. Mr. Smith holds a Bachelor’s degree in Economics from the University of Colorado.

Darrell Watters is Executive Vice President and Co-Portfolio Manager of Flexible Bond Portfolio, which he has co-managed since May 2007. Mr. Watters is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1993 as a municipal bond trader. Mr. Watters holds a Bachelor’s degree in Economics from Colorado State University.

Balanced Portfolio

Co-Portfolio Managers Jeremiah Buckley, Marc Pinto, Mayur Saigal, Gibson Smith, and Darrell Watters are responsible for the day-to-day management of the Portfolio. Messrs. Saigal, Smith, and Watters focus on the fixed-income portion of the Portfolio. Messrs. Buckley and Pinto focus on the equity portion of the Portfolio.

Jeremiah Buckley, CFA, is Co-Portfolio Manager of Balanced Portfolio, which he has co-managed since December 2015. Mr. Buckley is also Portfolio Manager of other Janus accounts and performs duties as a research analyst. He joined Janus Capital in 1998. He holds a Bachelor of Arts degree in Economics from Dartmouth College, where he graduated Phi Beta Kappa. He holds the Chartered Financial Analyst designation.

Marc Pinto, CFA, is Executive Vice President and lead Co-Portfolio Manager of Balanced Portfolio, which he has co-managed since May 2005. Mr. Pinto is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1994 as an analyst. Mr. Pinto holds a Bachelor’s degree in History from Yale University and a Master’s degree in Business Administration from Harvard University. He holds the Chartered Financial Analyst designation.

Mayur Saigal is Co-Portfolio Manager of Balanced Portfolio, which he has co-managed since December 2015. Mr. Saigal is also Portfolio Manager of other Janus accounts. He joined Janus Capital in July 2005 as a fixed-income analyst. Mr. Saigal holds a Bachelor’s degree in Engineering from Mumbai University and a Master’s degree in Business Administration from the Thunderbird School of Global Management.

Gibson Smith is Chief Investment Officer Fixed Income of Janus Capital. He is Executive Vice President and Co-Portfolio Manager of Balanced Portfolio, which he has co-managed since May 2005. Mr. Smith is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 2001 as a fixed-income analyst. Mr. Smith holds a Bachelor’s degree in Economics from the University of Colorado.

Darrell Watters is Co-Portfolio Manager of Balanced Portfolio, which he has co-managed since December 2015. Mr. Watters is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1993 as a municipal bond trader. Mr. Watters holds a Bachelor’s degree in Economics from Colorado State University.

Effective April 1, 2016, references to Gibson Smith are deleted in all Portfolio prospectuses. Mr. Smith intends to remain at Janus Capital until March 31, 2016, to assist in transitioning the Portfolios.

Please retain this Supplement with your records.

Janus Aspen Series

Global Bond Portfolio

Service Shares

Supplement dated December 2, 2015

to Currently Effective Prospectuses

Effective December 31, 2015, the following replaces the corresponding information for Global Bond Portfolio (the “Portfolio”) as noted below.

1.	The following replaces in its entirety the corresponding information found under “Management” in the Portfolio Summary section of Global Bond Portfolio’s Prospectuses:

Portfolio Managers:  Christopher H. Diaz, CFA, is Executive Vice President and Co-Portfolio Manager of the Portfolio. Ryan Myerberg is Co-Portfolio Manager of the Portfolio.

2.	The following replaces in its entirety the first paragraph found under “Investment Adviser” in the Management of the Portfolios section of the Prospectuses:

Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805, is the investment adviser to each Portfolio. Janus Capital is responsible for the day-to-day management of the Portfolios’ investment portfolios and furnishes continuous advice and recommendations concerning the Portfolios’ investments for all Portfolios except INTECH U.S. Low Volatility Portfolio and Mid Cap Value Portfolio. INTECH is responsible for the day-to-day management of the investment portfolio of INTECH U.S. Low Volatility Portfolio subject to the general oversight of Janus Capital. Perkins is responsible for the day-to-day management of the investment portfolio of Mid Cap Value Portfolio subject to the general oversight of Janus Capital. Janus Capital also provides certain administration and other services and is responsible for other business affairs of each Portfolio. Janus Capital has entered into a personnel-sharing arrangement with its foreign (non-U.S.) affiliate, Janus Capital International Limited (UK) (“JCIL”), pursuant to which one or more employees of JCIL serve also as “associated persons” of Janus Capital. In this capacity, such employees of JCIL are subject to the oversight and supervision of Janus Capital and provide portfolio management, research, and related services to Global Bond Portfolio on behalf of Janus Capital.

3.	The following replaces in its entirety the corresponding information in the “Investment Personnel” section of the Prospectuses related to the portfolio management of the Portfolio:

Global Bond Portfolio

Co-Portfolio Managers Christopher H. Diaz and Ryan Myerberg are responsible for the day-to-day management of the Portfolio. Mr. Diaz, as lead Portfolio Manager, has the authority to exercise final decision-making on the overall portfolio.

Christopher H. Diaz, CFA, is Executive Vice President and Co-Portfolio Manager of Global Bond Portfolio. Mr. Diaz is also Portfolio Manager of other Janus accounts. He joined Janus Capital in May 2011. Prior to joining Janus Capital, Mr. Diaz was a portfolio manager at ING from 2000 to May 2011. Mr. Diaz holds a Bachelor’s degree in Finance from the University of South Carolina and a Master’s degree in Business Administration from Emory University. Mr. Diaz holds the Chartered Financial Analyst designation.

Ryan Myerberg is Co-Portfolio Manager of Global Bond Portfolio. Mr. Myerberg is also Portfolio Manager of other Janus accounts and performs duties as a research analyst. He joined Janus Capital in August 2010 as a fixed-income trader. Mr. Myerberg holds a Bachelor’s degree in Foreign Affairs from the Woodrow Wilson School of Government at the University of Virginia.

Effective December 31, 2015, references to Gibson Smith are deleted. In addition, references to Darrell Watters as Co-Portfolio Manager of the Portfolio are deleted. Mr. Smith intends to remain at Janus Capital until March 31, 2016, to assist in transitioning the Portfolio.

Please retain this Supplement with your records.

Janus Aspen Series

Global Bond Portfolio

Institutional Shares

Supplement dated December 2, 2015

to Currently Effective Prospectuses

Effective December 31, 2015, the following replaces the corresponding information for Global Bond Portfolio (the “Portfolio”) as noted below.

1.	The following replaces in its entirety the corresponding information found under “Management” in the Portfolio Summary section of Global Bond Portfolio’s Prospectuses:

Portfolio Managers:  Christopher H. Diaz, CFA, is Executive Vice President and Co-Portfolio Manager of the Portfolio. Ryan Myerberg is Co-Portfolio Manager of the Portfolio.

2.	The following replaces in its entirety the first paragraph found under “Investment Adviser” in the Management of the Portfolios section of the Prospectuses:

Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805, is the investment adviser to each Portfolio. Janus Capital is responsible for the day-to-day management of the Portfolios’ investment portfolios and furnishes continuous advice and recommendations concerning the Portfolios’ investments for all Portfolios except Mid Cap Value Portfolio. Perkins is responsible for the day-to-day management of the investment portfolio of Mid Cap Value Portfolio subject to the general oversight of Janus Capital. Janus Capital also provides certain administration and other services and is responsible for other business affairs of each Portfolio. Janus Capital has entered into a personnel-sharing arrangement with its foreign (non-U.S.) affiliate, Janus Capital International Limited (UK) (“JCIL”), pursuant to which one or more employees of JCIL serve also as “associated persons” of Janus Capital. In this capacity, such employees of JCIL are subject to the oversight and supervision of Janus Capital and provide portfolio management, research, and related services to Global Bond Portfolio on behalf of Janus Capital.

3.	The following replaces in its entirety the corresponding information in the “Investment Personnel” section of the Prospectuses related to the portfolio management of the Portfolio:

Global Bond Portfolio

Co-Portfolio Managers Christopher H. Diaz and Ryan Myerberg are responsible for the day-to-day management of the Portfolio. Mr. Diaz, as lead Portfolio Manager, has the authority to exercise final decision-making on the overall portfolio.

Christopher H. Diaz, CFA, is Executive Vice President and Co-Portfolio Manager of Global Bond Portfolio. Mr. Diaz is also Portfolio Manager of other Janus accounts. He joined Janus Capital in May 2011. Prior to joining Janus Capital, Mr. Diaz was a portfolio manager at ING from 2000 to May 2011. Mr. Diaz holds a Bachelor’s degree in Finance from the University of South Carolina and a Master’s degree in Business Administration from Emory University. Mr. Diaz holds the Chartered Financial Analyst designation.

Ryan Myerberg is Co-Portfolio Manager of Global Bond Portfolio. Mr. Myerberg is also Portfolio Manager of other Janus accounts and performs duties as a research analyst. He joined Janus Capital in August 2010 as a fixed-income trader. Mr. Myerberg holds a Bachelor’s degree in Foreign Affairs from the Woodrow Wilson School of Government at the University of Virginia.

Effective December 31, 2015, references to Gibson Smith are deleted. In addition, references to Darrell Watters as Co-Portfolio Manager of the Portfolio are deleted. Mr. Smith intends to remain at Janus Capital until March 31, 2016, to assist in transitioning the Portfolio.

Please retain this Supplement with your records.

Janus Aspen Series

Global Bond Portfolio

Supplement dated December 2, 2015

to Currently Effective Statements of Additional Information

Effective December 31, 2015, the following is added as the fourth paragraph under “Investment Adviser – Janus Capital Management LLC” in the Investment Adviser and Subadvisers section of the Global Bond Portfolio’s Statements of Additional Information:

In rendering investment advisory services to Global Bond Portfolio, Janus Capital may use the portfolio management, research, and other resources of Janus Capital International Limited (UK) (“JCIL”), a foreign (non-U.S.) affiliate of Janus Capital. One or more JCIL employees provide services to Global Bond Portfolio through a “participating affiliate” arrangement, as that term is used in relief granted by the staff of the SEC allowing U.S. registered investment advisers to use portfolio management or research resources of advisory affiliates subject to the regulatory supervision of the registered investment adviser. Under the participating affiliate arrangement, JCIL and its employees are considered “associated persons” of Janus Capital (as that term is defined in the Investment Advisers Act of 1940, as amended) and investment professionals from JCIL may render portfolio management, research, and other services to Global Bond Portfolio, subject to supervision of Janus Capital. The responsibilities of both Janus Capital and JCIL under the participating affiliate arrangement are documented in a memorandum of understanding between the two entities.

Please retain this Supplement with your records.